Mandatorily Redeemable Trust Preferred Securities (Details) In Thousands	9 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 Fresenius Medical Care Capital Trust IV [Member] USD ($)	Sep. 30, 2011 Fresenius Medical Care Capital Trust V [Member] EUR (€)
Shares Subject to Mandatory Redemption by Settlement Terms [Line Items]
Stated amount		$ 225,000	€ 300,000
Redemption date	Jun. 15, 2011
Trust Preferred Securities, current	$ 0